Other intangible assets	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets
13.
Other intangible assets

The following is a summary of changes in the carrying value of intangible assets:

	Product related intangibles		Customer related intangibles		Others		Total
Gross carrying value
Balance as of April 1, 2024	Rs.	124,013	Rs.	106	Rs.	6,667	Rs.	130,786
Additions (1)		9,081		-		908		9,989
Assets acquired through business combinations (2)		56,955		-		-		56,955
Disposals/De-recognitions		(380)		-		(7)		(387)
Effect of changes in foreign exchange rates		3,013		3		-		3,016
Balance as of March 31, 2025	Rs.	192,682	Rs.	109	Rs.	7,568	Rs.	200,359

Balance as of April 1, 2025	Rs.	192,682	Rs.	109	Rs.	7,568	Rs.	200,359
Additions (1)		11,296		-		829		12,125
Assets acquired through business combinations (2)		-		-		-		-
Disposals/De-recognitions		(1,335)		-		(178)		(1,513)
Effect of changes in foreign exchange rates		16,323		20		20		16,363
Balance as of March 31, 2026	Rs.	218,992	Rs.	129	Rs.	8,213	Rs.	227,334

Amortization/impairment loss
Balance as of April 1, 2024	Rs.	90,476	Rs.	106	Rs.	3,253	Rs.	93,835
Amortization for the year		6,146		-		407		6,553
Impairment loss, net (4)		1,689		-		-		1,689
Disposals/De-recognitions		(75)		-		-		(75)
Effect of changes in foreign exchange rates		1,544		3		7		1,554
Balance as of March 31, 2025	Rs.	99,780	Rs.	109	Rs.	3,667	Rs.	103,556

Balance as of April 1, 2025	Rs.	99,780	Rs.	109	Rs.	3,667	Rs.	103,556
Amortization for the year		7,448		-		537		7,985
Impairment loss, net (3)		2,164		-		-		2,164
Disposals/De-recognitions		(280)		-		(22)		(302)
Effect of changes in foreign exchange rates		8,848		20		4		8,872
Balance as of March 31, 2026	Rs.	117,962	Rs.	129	Rs.	4,184	Rs.	122,275
Net carrying value
As of March 31, 2024	Rs.	33,537	Rs.	-	Rs.	3,414	Rs.	36,951
As of March 31, 2025	Rs.	92,902	Rs.	-	Rs.	3,901	Rs.	96,803
As of March 31, 2026	Rs.	101,030		-	Rs.	4,029	Rs.	105,059

In-process research and development assets (“IPR&D”)

Tabulated below is the reconciliation of amounts relating to in-process research and development assets as at the beginning and at the end of the year:

	As of March 31,
	2026		2025
Opening balance	Rs.	662	Rs.	683
Add: Additions during the year		-		85
Less: Capitalizations during the year		(267)		(70)
Less : Impairment (3)		(406)		(43)
Effect of changes in foreign exchange rates		11		7
Closing balance	Rs.	-	Rs.	662

(1)	Additions during the year ended March 31, 2026, primarily consists of:

•
Rs.4,464 (U.S.$50.50) paid as consideration for the acquisition of STUGERON® and its locally recognized brands covering 18 markets in the Asia-Pacific and Europe, Middle East, and Africa regions, with India and Vietnam as the key markets.

•	Rs.3,014 (U.S.$.32.15) paid as consideration to acquire the trademarks and related assets for Progynova® and Cyclo-Progynova® in India.
•
Rs.1,781 (U.S.$20) pertaining to the upfront consideration pursuant to the acquisition of exclusive commercialization rights to eftilagimod alfa from Immutep Limited (“Immutep”) in all the territories outside North America, Europe, Japan and Greater China. Of this amount, U.S.$10 was refundable if the futility analysis performed by Immutep provides an unsatisfactory outcome.

(Refer to Impairment recorded during the year ended March 31, 2026 for further details).

Additions during the year ended March 31, 2025, primarily consists of:

•
Rs.5,025 (U.S.$58) pertaining to the upfront consideration and other additional milestone consideration paid pursuant to the acquisition of exclusive rights to commercialize daratumumab biosimilar HLX 15 in the United States and Europe from Shanghai Henlius Biotech, Inc. (“Henlius”). Under the terms of the agreement, Henlius is responsible for development, manufacturing and commercial supply, and is eligible to receive consideration upon achievement of commercial milestones, bringing the total potential consideration (including upfront consideration and milestone payments) of up to Rs.11,243 (U.S.$131.6). In addition, Henlius is eligible to receive royalties on annual net sales of the product upon commercialization.

•
Rs.1,764 (U.S.$ 20.70) paid as upfront consideration and additional milestone consideration for the acquisition of exclusive rights in the United States, and semi-exclusive rights in Europe and the United Kingdom, to commercialize AVT03 (denosumab), a biosimilar candidate to Prolia® and Xgeva®.

•	The acquisition of the rights to commercialize Helinorm, a food supplement product, in Russia and other countries, for a consideration of Rs.820 (RUB 970).

(2)	Refer to Note 35 of these consolidated financial statements for details regarding assets acquired through business combinations during the year ended March 31, 2025.

(3)	Impairment losses recorded for the year ended March 31, 2026

•
In March 2026, Immutep announced the discontinuation of the Phase III study in first line non-small cell lung cancer following the results of the futility analysis. As a result, the Company recorded an impairment loss of Rs.914 (U.S.$10) in the consolidated income statements forming part of the Global Generics segment
.

•
Consequent to a decision to discontinue the research and development programs relating to its CAR-T program, the Company recorded impairment loss of Rs. 406 pertaining to product related intangibles associated with CAR-T program. (Refer to Note 11
.
A
of these consolidated
financial
statements for further details).

•
Consequent to adverse market conditions affecting certain
product
 related
intangible assets acquired from Mayne Pharma Group Limited (“Mayne”), the Company recognized an impairment loss of Rs.702 within its Global Generics segment.

(4)	Impairment losses recorded for the year ended March 31, 2025

Impairment of intangibles pertaining to the acquisition from Mayne consists of:

•
an amount of Rs.907 towards Haloette® (a generic equivalent to Nuvaring®), a product related intangible, due to constraints on procurement of the underlying product from its contract manufacturer, resulting in a lower recoverable value compared to the carrying value; and

•	an amount of Rs.270 pertaining to impairment of certain product related intangibles, due to adverse market conditions resulting in lower recoverable value compared to the carrying value.

Other impairments:

During the year ended March 31, 2025, consequent to adverse market conditions with respect to certain product related intangibles, the company assessed the recoverable value of certain products and recognized impairment loss of Rs.512 primarily pertaining to business in India and Europe.

The above impairment charge pertains to the Company’s Global Generics segment.

The Company used the discounted cash flow approach to calculate the value-in-use which considered assumptions such as revenue projections, rate of generic penetration, estimated price erosion, and the useful life of the asset. The net cash flows have been discounted based on a post-tax discount rate.

Details of significant acquired intangible assets as of March 31, 2026 are as follows:

Particulars of the asset	Acquired from	Carrying net book value
Consumer Healthcare Portfolio of Nicotine Replacement Therapy	Haleon UK Enterprises Limited	Rs.	58,245
Select portfolio of branded generics business	Wockhardt Limited		10,022
daratamumab biosimilar HLX 15	Shanghai Henlius Biotechz,Inc		5,500
Antivertigo Brand Stugeron® in India	Janssen Pharmaceutica NV		4,350
Cardiovascular brand Cidmus ® in India	Novartis AG		4,005
Progynova® and Cyclo-Progynova® in India	Mercury Pharma Group Limited		3,014